September 30, 2010

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U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           The American Funds Tax-Exempt Series I; File Nos. 33-5270 and 811-4653

Dear Sir or Madam:

On behalf of The American Funds Tax-Exempt Series I (the “Registrant”), attached for filing is Form N-1A of the Registrant, which includes Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933 and Amendment No. 34 to the Registration Statement under the Investment Company Act of 1940.  Please note that changes made to the Prospectuses and Statement of Additional Information have been marked.

Please note that this registration statement has been updated based upon the U.S. Securities and Exchange Commission’s revised N-1A corporate governance disclosure requirements, as well as the Registrant’s reorganization as a Delaware statutory trust, its revised fundamental investment policies that were approved by shareholders of the Registrant at a meeting of shareholders on November 24, 2009 and its updated financial information for the fiscal year ended July 31, 2010.
It is proposed that this registration statement become effective on October 1, 2010 pursuant to Rule 485(b).

Should you have any questions regarding the attached, please phone me at (202) 842-5633.

Sincerely,

/s/ Stephanie L. Pfromer

Stephanie L. Pfromer
Secretary

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